Oppenheimer Select Managers
Salomon Brothers
All Cap Fund
                                        SEMIANNUAL REPORT MAY 31, 2002

{LOGO OMITTED]
OPPENHEIMERFUNDS[REGISTRATION MARK]
The Right Way to Invest

OPPENHEIMER SELECT MANAGERS
SALOMON BROTHERS ALL CAP FUND



--------------------------------------------------------------------------------
OBJECTIVE
OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND(1) seeks capital appreciation.
--------------------------------------------------------------------------------
COMMENTARY BY THE FUND'S PORTFOLIO MANAGEMENT TEAM

Oppenheimer Select Managers Salomon Brothers All Cap Fund Class A shares returned -1.04% at Net Asset Value for the six-month period ended May 31, 2002. Comparatively speaking, the Fund's benchmark, the Russell 3000 Index,(2) returned -4.11% for the same period.
     Small cap growth stocks finished strong in the fourth quarter of 2001 mostly due to gains in October and November 2001 that made up for significant losses in the third quarter. Also, growth stocks outpaced value stocks during the period, bucking a trend in place since the second half of 2000. In fact the Russell 3000 Value Index gained less than half the amount of the Russell 3000 Growth Index. The market as a whole also improved during this period in anticipation of an economic recovery in 2002.
     In the midst of this market situation, the Fund benefited from a disciplined stock selection strategy that was particularly effective in the technology, consumer cyclicals and health care sectors. However, portfolio performance was hurt in part because of its underweighting in technology and overweighting in communications.(3)
     Looking forward, we believe that an economic recovery will indeed occur sometime in 2002, especially given the monetary and fiscal stimuli coming from the Federal Reserve Board and the U.S. government. However, a return to the heady Internet stocks-driven days of the 1990s doesn't seem likely, and this is a cause for concern as investors could be looking for a level of earnings recovery the market may not reach for a long time. To further complicate matters, if earnings do come back sharply due to economic strength, we believe interest rates would most likely rise significantly, increasing pressure on the stock market.
     We believe it's important to focus on risk/return trade-offs and company fundamentals. Instead of counting on the economy to lift most stocks or for the market to rise to even higher valuations, as investors could, for the most part, during the '90s, we're going to rely on the Fund's approach of identifying individual companies that we believe stand the best chance for generating positive returns.
     In other words, a professionally managed diversified portfolio has once again become key to long-term success. We believe the remainder of this decade will be about market share gains, consolidation, rational pricing and the use of technology to increase efficiency, and we expect to find good performers among reasonably valued companies that can produce double-digit earnings growth.
     We'll continue to look across sectors and investment styles for companies that meet these criteria. It's that commitment that makes Oppenheimer Select Managers Salomon Brothers All Cap Fund part of THE RIGHT WAY TO INVEST.


TO VIEW OPPENHEIMERFUNDS PRIVACY POLICY NOTICE, PLEASE SEE PAGE 22.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.
1. The Fund's named changed on May 1, 2002 from Oppenheimer Select Managers Salomon Brothers Capital Fund.
2. The Russell 3000[REGISTRATION MARK] Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization.
3. The Fund's holdings and allocations are subject to change.

2 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENT OF INVESTMENTS  May 31, 2002 / Unaudited

                                                                                                              MARKET VALUE
                                                                                                 SHARES         SEE NOTE 1
==========================================================================================================================
 COMMON STOCKS--66.3%
--------------------------------------------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--18.5%
--------------------------------------------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--2.1%
 Extended Stay America, Inc.(1)                                                                   4,300       $     68,843
--------------------------------------------------------------------------------------------------------------------------
 McDonald's Corp.                                                                                15,900            476,046
                                                                                                              ------------
                                                                                                                   544,889

--------------------------------------------------------------------------------------------------------------------------
 HOUSEHOLD DURABLES--0.4%
 Clayton Homes, Inc.                                                                              6,000            105,840
--------------------------------------------------------------------------------------------------------------------------
 LEISURE EQUIPMENT & Products--0.8%
 Hasbro, Inc.                                                                                    13,500            206,550
--------------------------------------------------------------------------------------------------------------------------
 MEDIA--9.9%
 AOL Time Warner, Inc.(1)                                                                        16,700            312,290
--------------------------------------------------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special(1)                                                                 16,500            464,640
--------------------------------------------------------------------------------------------------------------------------
 Disney (Walt) Co.                                                                               18,500            423,835
--------------------------------------------------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A(1)                                                                   51,000            614,550
--------------------------------------------------------------------------------------------------------------------------
 Metro-Goldwyn-Mayer, Inc.(1)                                                                     9,200            149,500
--------------------------------------------------------------------------------------------------------------------------
 News Corp. Ltd. (The), Sponsored ADR                                                             7,000            204,260
--------------------------------------------------------------------------------------------------------------------------
 News Corp. Ltd. (The), Sponsored ADR, Preference                                                15,700            391,715
                                                                                                              ------------
                                                                                                                 2,560,790

--------------------------------------------------------------------------------------------------------------------------
 MULTILINE RETAIL--4.0%
 Costco Wholesale Corp.                                                                          15,900            624,393
--------------------------------------------------------------------------------------------------------------------------
 Federated Department Stores, Inc.(1)                                                             9,800            405,818
                                                                                                              ------------
                                                                                                                 1,030,211

--------------------------------------------------------------------------------------------------------------------------
 SPECIALTY RETAIL--1.3%
 Gap, Inc.                                                                                       22,300            324,911
--------------------------------------------------------------------------------------------------------------------------
 CONSUMER STAPLES--2.5%
--------------------------------------------------------------------------------------------------------------------------
 BEVERAGES--2.5%
 Pepsi Bottling Group, Inc. (The)                                                                19,900            657,098
--------------------------------------------------------------------------------------------------------------------------
 ENERGY--1.8%
--------------------------------------------------------------------------------------------------------------------------
 OIL & GAS--1.8%
 ChevronTexaco Corp.                                                                              5,200            453,700
--------------------------------------------------------------------------------------------------------------------------
 FINANCIALS--5.3%
--------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIALS--3.6%
 American Express Co.                                                                            10,600            450,606
--------------------------------------------------------------------------------------------------------------------------
 Countrywide Credit Industries, Inc.                                                              9,700            478,307
                                                                                                              ------------
                                                                                                                   928,913

--------------------------------------------------------------------------------------------------------------------------
 INSURANCE--1.7%
 Chubb Corp.                                                                                      6,000            450,960
--------------------------------------------------------------------------------------------------------------------------
 HEALTH CARE--8.3%
--------------------------------------------------------------------------------------------------------------------------
 BIOTECHNOLOGY--0.2%
 Aphton Corp.(1)                                                                                  7,800             60,840


3 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                                                              MARKET VALUE
                                                                                                 SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICALS--8.1%
 Abbott Laboratories                                                                              6,000       $    285,000
--------------------------------------------------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                                                        15,300            476,136
--------------------------------------------------------------------------------------------------------------------------
 Elan Corp. plc, ADR(1)                                                                          37,100            365,806
--------------------------------------------------------------------------------------------------------------------------
 Novartis AG, ADR                                                                                12,700            543,814
--------------------------------------------------------------------------------------------------------------------------
 Schering-Plough Corp.                                                                           15,700            415,265
                                                                                                              ------------
                                                                                                                 2,086,021

--------------------------------------------------------------------------------------------------------------------------
 INDUSTRIALS--2.2%
--------------------------------------------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--2.2%
 Republic Services, Inc.                                                                          4,100             86,182
--------------------------------------------------------------------------------------------------------------------------
 Waste Management, Inc.                                                                          17,100            469,395
                                                                                                              ------------
                                                                                                                   555,577

--------------------------------------------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--17.5%
--------------------------------------------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--8.2%
 3Com Corp.(1)                                                                                   79,100            439,796
--------------------------------------------------------------------------------------------------------------------------
 L.M. Ericsson Telephone Co., ADR, Cl. B(1)                                                     133,800            297,036
--------------------------------------------------------------------------------------------------------------------------
 Lucent Technologies, Inc.                                                                      131,300            610,545
--------------------------------------------------------------------------------------------------------------------------
 Motorola, Inc.                                                                                  29,700            474,903
--------------------------------------------------------------------------------------------------------------------------
 Nokia Corp., Sponsored ADR, A Shares                                                            20,900            290,092
                                                                                                              ------------
                                                                                                                 2,112,372

--------------------------------------------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.8%
 Maxtor Corp.(1)                                                                                 40,000            212,000
--------------------------------------------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
 Agilent Technologies, Inc.(1)                                                                   11,100            292,707
--------------------------------------------------------------------------------------------------------------------------
 Solectron Corp.(1)                                                                              59,500            480,760
                                                                                                              ------------
                                                                                                                   773,467

--------------------------------------------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.9%
 RealNetworks, Inc.(1)                                                                           22,000            187,000
--------------------------------------------------------------------------------------------------------------------------
 Register.com, Inc.(1)                                                                            6,600             52,140
                                                                                                              ------------
                                                                                                                   239,140

--------------------------------------------------------------------------------------------------------------------------
 IT CONSULTING & SERVICES--1.8%
 Electronic Data Systems Corp.                                                                    8,500            448,970
--------------------------------------------------------------------------------------------------------------------------
 SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.1%
 Agere Systems, Inc.                                                                             79,800            248,976
--------------------------------------------------------------------------------------------------------------------------
 LSI Logic Corp.                                                                                 25,700            292,980
                                                                                                              ------------
                                                                                                                   541,956

--------------------------------------------------------------------------------------------------------------------------
 SOFTWARE--0.7%
 Micromuse, Inc.(1)                                                                              25,700            179,643



4 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND


                                                                                                              MARKET VALUE
                                                                                                 SHARES         SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
 MATERIALS--4.0%
--------------------------------------------------------------------------------------------------------------------------
 METALS & MINING--1.6%
 Alcoa, Inc.                                                                                     10,300       $    360,294
--------------------------------------------------------------------------------------------------------------------------
 Brush Wellman, Inc.                                                                              4,300             56,115
                                                                                                              ------------
                                                                                                                   416,409

--------------------------------------------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--2.4%
 Georgia-Pacific Corp.                                                                            5,100            136,119
--------------------------------------------------------------------------------------------------------------------------
 Weyerhaeuser Co.                                                                                 7,300            478,150
                                                                                                              ------------
                                                                                                                   614,269

--------------------------------------------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--5.0%
--------------------------------------------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--3.8%
 Nippon Telegraph & Telephone Corp., ADR                                                          1,400             31,640
--------------------------------------------------------------------------------------------------------------------------
 Qwest Communications International, Inc.(1)                                                     63,700            328,692
--------------------------------------------------------------------------------------------------------------------------
 Verizon Communications, Inc.                                                                    14,200            610,600
                                                                                                              ------------
                                                                                                                   970,932

--------------------------------------------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--1.2%
 Vodafone Group plc, Sponsored ADR                                                               20,900            312,037
--------------------------------------------------------------------------------------------------------------------------
 UTILITIES--1.2%
--------------------------------------------------------------------------------------------------------------------------
 MULTI-UTILITIES--1.2%
 Williams Cos., Inc. (The)                                                                       22,300            316,660
                                                                                                              ------------
 Total Common Stocks (Cost $17,282,986)                                                                         17,104,155


                                                                                              PRINCIPAL
                                                                                                 AMOUNT
==========================================================================================================================
 CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc., 5.75% Cv. Sub. Unsec. Nts., 1/15/092,3 (Cost $94,011)              $  470,000              1,175
==========================================================================================================================
 REPURCHASE AGREEMENTS--33.6%
--------------------------------------------------------------------------------------------------------------------------
 Repurchase agreement with Banc One Capital Markets, Inc., 1.75%, dated
 5/31/02, to be repurchased at $4,000,583 on 6/3/02, collateralized by U.S.
 Treasury Bonds, 6.625%--13.75%, 8/15/03--2/15/27, with a value of $2,323,554
 and U.S. Treasury Nts., 5.25%--6.50%, 1/31/03--2/15/10, with a value of $1,759,157           4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------------------------
 Repurchase agreement with DB Alex Brown LLC, 1.75%, dated 5/31/02, to be repurchased at $4,659,679 on 6/3/02, collateralized by U.S. Treasury Bonds,
 7.50%--10.375%, 11/15/09--11/15/16, with a value of $4,765,398                               4,659,000          4,659,000
                                                                                                              ------------
 Total Repurchase Agreements (Cost $8,659,000)                                                                   8,659,000
--------------------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $26,035,997)                                                    99.9%        25,764,330
--------------------------------------------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                                                    0.1             29,522
                                                                                             -----------------------------
 NET ASSETS                                                                                       100.0%        25,793,852
                                                                                             =============================


5 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Issuer is in default.
3. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


6 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 May 31, 2002
==========================================================================================================================
 ASSETS
--------------------------------------------------------------------------------------------------------------------------
 Investments, at value (including repurchase agreements of $8,659,000)(cost $26,035,997)
 --see accompanying statement                                                                                  $25,764,330
--------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                4,538
--------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold                                                                                116,406
 Investments sold                                                                                                   16,500
 Interest, dividends and principal paydowns                                                                         10,056
 Other                                                                                                                 783
                                                                                                               -----------
 Total assets                                                                                                   25,912,613

==========================================================================================================================
 LIABILITIES
--------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                                                              84,108
 Transfer and shareholder servicing agent fees                                                                      10,404
 Shareholder reports                                                                                                10,319
 Distribution and service plan fees                                                                                  7,158
 Shares of beneficial interest redeemed                                                                              4,304
 Trustees' compensation                                                                                                290
 Other                                                                                                               2,178
                                                                                                               -----------
 Total liabilities                                                                                                 118,761

==========================================================================================================================
 NET ASSETS                                                                                                    $25,793,852
                                                                                                               ===========

==========================================================================================================================
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
 Paid-in capital                                                                                               $27,025,275
--------------------------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                                            (154,508)
--------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions                                   (805,248)
--------------------------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and liabilities
 denominated in foreign currencies                                                                                (271,667)
                                                                                                               -----------
 NET ASSETS                                                                                                    $25,793,852
                                                                                                               ===========


7 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued


=============================================================================================================================
 Net Asset Value Per Share
-----------------------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $11,222,382 and 1,237,602 shares of beneficial interest outstanding)                                                   $9.07
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                                                                            $9.62
-----------------------------------------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $4,178,368
 and 464,389 shares of beneficial interest outstanding)                                                                 $9.00
-----------------------------------------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $6,848,663
 and 761,870 shares of beneficial interest outstanding)                                                                 $8.99
-----------------------------------------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $3,543,531
 and 392,747 shares of beneficial interest outstanding)                                                                 $9.02
-----------------------------------------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on
 net assets of $908 and 100 shares of beneficial interest outstanding)                                                  $9.08



SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


8 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended May 31, 2002
==========================================================================================================================
 INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $1,918)                                                          $  72,696
--------------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                            6,684
                                                                                                                 ---------
 Total investment income                                                                                            79,380

==========================================================================================================================
 EXPENSES
--------------------------------------------------------------------------------------------------------------------------
 Management fees                                                                                                   114,138
--------------------------------------------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                                                             6,069
 Class B                                                                                                            15,606
 Class C                                                                                                            26,586
 Class N                                                                                                             5,268
--------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                                            18,435
 Class B                                                                                                             5,865
 Class C                                                                                                             9,937
 Class N                                                                                                             4,286
 Class Y                                                                                                               424
--------------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                                10,881
--------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                              1,865
--------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                            62
--------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                               5,923
                                                                                                                 ---------
 Total expenses                                                                                                    225,345
 Less voluntary reimbursement of expenses                                                                          (19,398)
 Less voluntary waiver of transfer and shareholder servicing agent fees-- Class Y                                     (424)
                                                                                                                 ---------
 Net expenses                                                                                                      205,523

==========================================================================================================================
 NET INVESTMENT LOSS                                                                                              (126,143)

==========================================================================================================================
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------
 Net realized loss on:
 Investments                                                                                                      (267,314)
 Closing and expiration of option contracts written                                                               (154,627)
 Foreign currency transactions                                                                                         729
                                                                                                                 ---------
 Net realized loss                                                                                                (421,212)
--------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments                                                                                                        66,172
 Translation of assets and liabilities denominated in foreign currencies                                              (253)
                                                                                                                 ---------
 Net change                                                                                                         65,919
                                                                                                                 ---------
 Net realized and unrealized loss                                                                                 (355,293)

==========================================================================================================================
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $(481,436)
                                                                                                                 =========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



9 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS          PERIOD
                                                                                                     ENDED           ENDED
                                                                                              MAY 31, 2002    NOVEMBER 30,
                                                                                               (UNAUDITED)         2001(1)
==========================================================================================================================
 OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss)                                                                  $  (126,143)    $   103,450
--------------------------------------------------------------------------------------------------------------------------
 Net realized loss                                                                                (421,212)       (384,050)
--------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                               65,919        (337,586)
                                                                                               ---------------------------
 Net decrease in net assets resulting from operations                                             (481,436)       (618,186)

==========================================================================================================================
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                                           (82,700)             --
 Class B                                                                                           (14,442)             --
 Class C                                                                                           (28,229)             --
 Class N                                                                                            (8,740)             --
 Class Y                                                                                               (11)             --

==========================================================================================================================
 BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions:
 Class A                                                                                         2,743,172       9,139,908
 Class B                                                                                         2,202,917       2,154,215
 Class C                                                                                         3,291,043       3,823,011
 Class N                                                                                         2,994,291         662,039
 Class Y                                                                                                --              --

==========================================================================================================================
 NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
 Total increase                                                                                 10,615,865      15,160,987
--------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                            15,177,987          17,000(2)
                                                                                               ---------------------------
 End of period [including undistributed (overdistributed) net
 investment income of $(154,508) and $105,757, respectively]                                   $25,793,852     $15,177,987
                                                                                               ===========================



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Reflects the value of the Manager's initial seed money investment on December 22, 2000.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


10 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

FINANCIAL HIGHLIGHTS

                                                              CLASS A                     CLASS B                     CLASS C
                                             SIX MONTHS        PERIOD    SIX MONTHS        PERIOD    SIX MONTHS        PERIOD
                                                  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                           MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,
                                            (UNAUDITED)       2001(1)   (UNAUDITED)       2001(1)   (UNAUDITED)       2001(1)
=============================================================================================================================
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period            $ 9.25        $10.00         $9.18        $10.00        $ 9.18        $10.00
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                      (.04)          .08          (.05)          .04          (.04)          .03
 Net realized and unrealized loss                  (.05)         (.83)         (.07)         (.86)         (.08)         (.85)
                                                 ----------------------------------------------------------------------------
 Total from investment operations                  (.09)         (.75)         (.12)         (.82)         (.12)         (.82)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income              (.09)           --          (.06)           --          (.07)           --
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $9.07         $9.25         $9.00         $9.18         $8.99         $9.18
                                                 ============================================================================

=============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(2)              (1.04)%       (7.50)%       (1.35)%       (8.20)%       (1.37)%      (8.20)%
-----------------------------------------------------------------------------------------------------------------------------

=============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)       $11,222        $8,717        $4,178        $2,071        $6,849        $3,729
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $10,250        $6,384        $3,142        $1,075        $5,350        $1,427
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                     (0.85)%        1.57%        (1.64)%        1.06%        (1.64)%        1.17%
 Expenses                                          1.76%         1.59%         2.65%         2.54%         2.65%         2.55%
 Expenses, net of voluntary reimbursement
 of expenses and/or voluntary waiver of
 transfer agent fees                               1.61%          N/A          2.43%         2.39%         2.42%         2.38%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                            123%           55%          123%           55%          123%           55%



1. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


11 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                                          CLASS N                     CLASS Y
                                                                         SIX MONTHS        PERIOD    SIX MONTHS        PERIOD
                                                                              ENDED         ENDED         ENDED         ENDED
                                                                       MAY 31, 2002      NOV. 30,  MAY 31, 2002      NOV. 30,
                                                                        (UNAUDITED)       2001(1)   (UNAUDITED)       2001(2)
=============================================================================================================================
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                        $ 9.21        $ 9.84        $ 9.26        $10.00
-----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                                    --(3)        .03          (.02)          .12
 Net realized and unrealized loss                                              (.10)         (.66)         (.05)         (.86)
                                                                       ------------------------------------------------------
 Total from investment operations                                              (.10)         (.63)         (.07)         (.74)
-----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                          (.09)           --          (.11)           --
-----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                               $9.02         $9.21         $9.08        $ 9.26
                                                                       ======================================================

=============================================================================================================================
 TOTAL RETURN, AT NET ASSET VALUE(4)                                          (1.11)%       (6.40)%        0.81%        (7.40)%
-----------------------------------------------------------------------------------------------------------------------------

=============================================================================================================================
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                    $3,544          $660            $1            $1
-----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                           $2,130          $158            $1            $1
-----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(5)
 Net investment income (loss)                                                 (1.25)%        2.08%        (0.40)%        1.52%
 Expenses                                                                      2.18%         2.07%        86.31%       501.53%
 Expenses, net of voluntary reimbursement
 of expenses and/or voluntary waiver of
 transfer agent fees                                                           1.99%         1.89%         1.19%         1.30%
-----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                        123%           55%          123%           55%



1. For the period from March 1, 2001 (inception of offering) to November 30,
2001.
2. For the period from February 16, 2001 (inception of offering) to November 30, 2001.
3. Less than $0.005 per share.
4. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
5. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


12 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Select Managers Salomon Brothers All Cap Fund (the Fund), a series of Oppenheimer Select Managers, which operated under the name of Oppenheimer Select Managers Salomon Brothers Capital Fund through April 30, 2002, is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Salomon Brothers Asset Management, Inc. (the Sub-Advisor).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 SECURITY CREDIT RISK. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of May 31, 2002, securities with an aggregate market value of $1,175, representing less than 0.01% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates on the valuation date. Amounts related to the purchase and sale of foreign securities and investment income are translated at the prevailing exchange rates on the respective dates of such transactions.


13 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



================================================================================
 1. SIGNIFICANT ACCOUNTING POLICIES CONTINUED
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
    As of May 31, 2002, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $789,361. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

 As of November 30, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:
            EXPIRING
            --------------------------------
               2009                 $167,424
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
 CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


14 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


================================================================================
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                                          SIX MONTHS ENDED MAY 31, 2002  PERIOD ENDED NOVEMBER 30, 2001(1)
                                                               SHARES            AMOUNT           SHARES            AMOUNT
--------------------------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                                                         349,494        $3,251,077          957,273       $ 9,291,205
 Dividends and/or distributions reinvested                      4,288            39,537               --                --
 Redeemed                                                     (58,903)         (547,442)         (15,950)         (151,297)
                                                              ------------------------------------------------------------
 Net increase                                                 294,879        $2,743,172          941,323        $9,139,908
                                                              ============================================================

--------------------------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                                                         251,209        $2,316,363          241,090        $2,298,825
 Dividends and/or distributions reinvested                      1,486            13,648               --                --
 Redeemed                                                     (13,814)         (127,094)         (15,682)         (144,610)
                                                              ------------------------------------------------------------
 Net increase                                                 238,881        $2,202,917          225,408        $2,154,215
                                                              ============================================================

--------------------------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                                                         378,577        $3,499,237          408,168        $3,842,581
 Dividends and/or distributions reinvested                      2,928            26,858               --                --
 Redeemed                                                     (25,776)         (235,052)          (2,127)          (19,570)
                                                              ------------------------------------------------------------
 Net increase                                                 355,729        $3,291,043          406,041        $3,823,011
                                                              ============================================================

--------------------------------------------------------------------------------------------------------------------------
 CLASS N
 Sold                                                         359,868        $3,350,436           72,245        $  667,732
 Dividends and/or distributions reinvested                        951             8,731               --                --
 Redeemed                                                     (39,684)         (364,876)            (633)           (5,693)
                                                              ------------------------------------------------------------
 Net increase                                                 321,135        $2,994,291           71,612        $  662,039
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                                                              --        $       --               --        $       --
 Dividends and/or distributions reinvested                         --                --               --                --
 Redeemed                                                          --                --               --                --
                                                              ------------------------------------------------------------
 Net increase (decrease)                                           --        $       --               --        $       --
                                                              ============================================================


 1. For the period from February 16, 2001 (inception of offering) to November 30, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to November 30, 2001, for Class N shares.


15 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended May 31, 2002, were $24,142,049 and $19,547,274, respectively.

================================================================================
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 1.10% of the first $100 million of average annual net assets of the Fund and 1.00% of average annual net assets in excess of $100 million. The Manager has voluntarily undertaken to assume certain Fund expenses. The Manager reserves the right to amend or terminate that expense assumption at any time. The Fund's management fee for the six months ended May 31, 2002 was an annualized rate of 1.10%.
--------------------------------------------------------------------------------
 SUB-ADVISOR FEES. The Manager has retained Salomon Brothers Asset Management, Inc. as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the six months ended May 31, 2002, the Manager paid $62,167 to the Sub-Advisor.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee. Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fee in the event that the per account fee does not equal or exceed the applicable minimum fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.25% per annum of Class Y shares and for all other classes, 0.35% per annum. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN FEES. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                                AGGREGATE          CLASS A     CONCESSIONS     CONCESSIONS     CONCESSIONS     CONCESSIONS
                                FRONT-END        FRONT-END      ON CLASS A      ON CLASS B      ON CLASS C      ON CLASS N
                            SALES CHARGES    SALES CHARGES          SHARES          SHARES          SHARES          SHARES
 SIX MONTHS                    ON CLASS A      RETAINED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY     ADVANCED BY
 ENDED                             SHARES      DISTRIBUTOR  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)  DISTRIBUTOR(1)
--------------------------------------------------------------------------------------------------------------------------
 May 31, 2002                     $39,896          $14,287          $5,787         $63,411         $31,091         $27,034


 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                        CLASS A                  CLASS B                  CLASS C                  CLASS N
                            CONTINGENT DEFERRED      CONTINGENT DEFERRED      CONTINGENT DEFERRED      CONTINGENT DEFERRED
                                  SALES CHARGES            SALES CHARGES            SALES CHARGES            SALES CHARGES
 SIX MONTHS                         RETAINED BY              RETAINED BY              RETAINED BY              RETAINED BY
 ENDED                              DISTRIBUTOR              DISTRIBUTOR              DISTRIBUTOR              DISTRIBUTOR
--------------------------------------------------------------------------------------------------------------------------
 May 31, 2002                               $--                     $802                     $553                      $--



16 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

 The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.
--------------------------------------------------------------------------------
 CLASS A SERVICE PLAN FEES. Under the Class A Service Plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A Service Plan permits reimbursements to the Distributor at a rate of up to a specified percent of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of the average annual net assets consisting of Class A shares of the Fund. For the six months ended May 31, 2002, payments under the Class A plan totaled $6,069 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, and included $490 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
    The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

 Distribution fees paid to the Distributor for the six months ended May 31, 2002, were as follows:

                                                                                                     DISTRIBUTOR'S AGGREGATE
                                                                          DISTRIBUTOR'S AGGREGATE               UNREIMBURSED
                                 TOTAL PAYMENTS          AMOUNT RETAINED    UNREIMBURSED EXPENSES           EXPENSES AS % OF
                                     UNDER PLAN           BY DISTRIBUTOR               UNDER PLAN        NET ASSETS OF CLASS
-----------------------------------------------------------------------------------------------------------------------------
 Class B Plan                           $15,606                  $14,140                 $138,959                       3.33%
 Class C Plan                            26,586                   17,062                  107,198                       1.57
 Class N Plan                             5,268                    1,988                   68,706                       1.94


17 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

================================================================================
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and to seek to protect against adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
    The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
    Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

================================================================================
 6. ILLIQUID SECURITIES
 As of May 31, 2002, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of May 31, 2002 was $1,175, which represents less than 0.01% of the Fund's net assets.

================================================================================
 7. BANK BORROWINGS
 The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable within 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
    The Fund had no borrowings outstanding during the six months ended or at May 31, 2002.


18 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

OPPENHEIMER SELECT MANAGERS
SALOMON BROTHERS ALL CAP FUND

 A SERIES OF OPPENHEIMER SELECT MANAGERS
-------------------------------------------------------------------------------
 TRUSTEES AND OFFICERS        James C. Swain, CEO and Chairman of the Board of
                                Trustees
                              John V. Murphy, Trustee and President
                              William L. Armstrong, Trustee
                              Robert G. Avis, Trustee
                              George C. Bowen, Trustee
                              Edward L. Cameron, Trustee
                              Jon S. Fossel, Trustee
                              Sam Freedman, Trustee
                              C. Howard Kast, Trustee
                              Robert M. Kirchner, Trustee
                              F. William Marshall, Jr., Trustee
                              Robert G. Zack, Vice President and Secretary
                              Brian W. Wixted, Treasurer
                              Katherine P. Feld, Assistant Secretary
                              Kathleen T. Ives, Assistant Secretary
                              Denis R. Molleur, Assistant Secretary

-------------------------------------------------------------------------------
 INVESTMENT ADVISOR           OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
 SUB-ADVISOR                  Salomon Brothers Asset Management, Inc.

-------------------------------------------------------------------------------
 DISTRIBUTOR                  OppenheimerFunds Distributor, Inc.

-------------------------------------------------------------------------------
 TRANSFER AND SHAREHOLDER     OppenheimerFunds Services
 SERVICING AGENT

-------------------------------------------------------------------------------
 CUSTODIAN OF                 The Bank of New York
 PORTFOLIO SECURITIES

-------------------------------------------------------------------------------
 INDEPENDENT AUDITORS         Deloitte & Touche LLP

-------------------------------------------------------------------------------
 LEGAL COUNSEL                Myer, Swanson, Adams & Wolf, P.C.

                              The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                              For more complete information about
                              Oppenheimer Select Managers Salomon Brothers All Cap Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at WWW.OPPENHEIMERFUNDS.COM.

                              OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMER FUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018


[COPYRIGHT]Copyright 2002 OppenheimerFunds, Inc. All rights reserved.


19 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

OPPENHEIMERFUNDS FAMILY



 GLOBAL EQUITY             Developing Markets Fund                                   Global Fund
                           International Small Company Fund                          Quest Global Value Fund
                           Europe Fund                                               Global Growth & Income Fund
                           International Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
 EQUITY                    STOCK                                                     STOCK & BOND
                           Emerging Technologies Fund                                Quest Opportunity Value Fund
                           Emerging Growth Fund                                      Total Return Fund
                           Enterprise Fund                                           Quest Balanced Value Fund
                           Discovery Fund                                            Capital Income Fund
                           Main Street[REGISTRATION MARK] Small Cap Fund             Multiple Strategies Fund
                           Small Cap Value Fund                                      Disciplined Allocation Fund
                           MidCap Fund                                               Convertible Securities Fund
                           Main Street[REGISTRATION MARK] Opportunity Fund           SPECIALTY
                           Growth Fund                                               Real Asset Fund[REGISTRATION MARK]
                           Capital Appreciation Fund                                 Gold & Special Minerals Fund
                           Main Street[REGISTRATION MARK] Growth & Income Fund       Tremont Market Neutral Fund, LLC(1)
                           Value Fund                                                Tremont Opportunity Fund, LLC(1)
                           Quest Capital Value Fund
                           Quest Value Fund
                           Trinity Large Cap Growth Fund
                           Trinity Core Fund
                           Trinity Value Fund
----------------------------------------------------------------------------------------------------------------------------------
 INCOME                    TAXABLE                                                   MUNICIPAL
                           International Bond Fund                                   California Municipal Fund(3)
                           High Yield Fund                                           New Jersey Municipal Fund(3)
                           Champion Income Fund                                      New York Municipal Fund(3)
                           Strategic Income Fund                                     Municipal Bond Fund
                           Bond Fund                                                 Intermediate Municipal Fund
                           Senior Floating Rate Fund
                           U.S. Government Trust
                           Limited-Term Government Fund
                           Capital Preservation Fund(2)
                           ROCHESTER DIVISION
                           Rochester National Municipals
                           Rochester Fund Municipals
                           Limited Term New York Municipal Fund
                           Pennsylvania Municipal Fund(3)
----------------------------------------------------------------------------------------------------------------------------------
 SELECT MANAGERS           STOCK                                                     STOCK & BOND
                           Mercury Advisors Focus Growth Fund                        QM Active Balanced Fund(2)
                           Gartmore Millennium Growth Fund II
                           Jennison Growth Fund
                           Salomon Brothers All Cap Fund(4)
                           Mercury Advisors S&P 500[REGISTRATION MARK] Index Fund(2)
----------------------------------------------------------------------------------------------------------------------------------
 MONEY MARKET(5)           Money Market Fund                                         Cash Reserves


 1. Special investor qualification and minimum investment requirements apply. See the prospectus for details.
 2. Available only through qualified retirement plans.
 3. Available to investors only in certain states.
 4. The Fund's name was changed from "Oppenheimer Select Managers Salomon Brothers Capital Fund" on May 1, 2002. 5. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.


20 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

1.800.CALL OPP PHONELINK

Call 1.800.CALL OPP (225.5677) for answers to many of your questions. Our automated speech recognition system provides you access to all the information and services you need.


WITH PHONELINK YOU CAN:

   o Obtain account balances, share price (NAV) and dividends paid

   o Verify your most recent transactions

   o Buy, redeem or exchange mutual fund shares

   o Create custom lists of your accounts, funds or market indices

   o Order duplicate statements or Form 1099 DIV

   o Obtain market data (closing market information for Dow Jones Industrial Average, Nasdaq Composite and S&P 500 Index)

   o Speak to a Customer Service Representative(1) by saying "Agent" when prompted

   o And more!



QUICK LIST OF PHONELINK COMMANDS

Say                                               TO:

[ACCOUNT # OR SOCIAL SECURITY # + PIN]            Get dollar and share balances, NAVs, transaction history or request transactions

[FUND NAME, SHARE CLASS]                          Get current price/dividend information

BALANCE                                           Hear your balance/list of accounts

HISTORY                                           Hear your most recent transactions

PURCHASE OR BUY                                   Buy shares

EXCHANGE                                          Exchange shares

LIQUIDATION OR REDEMPTION                         Sell shares

DOW JONES OR MARKET INDICES                       Hear closing market information
                                                  (Dow Jones Industrial Average, Nasdaq Composite and S&P 500)

CUSTOM LIST                                       Create, play or edit custom list of your accounts, funds or market indices


 1. You may speak to a Customer Service Representative during normal business hours.


21 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

PRIVACY POLICY NOTICE

AS AN OPPENHEIMER FUND SHAREHOLDER, YOU ARE ENTITLED TO KNOW HOW WE PROTECT YOUR PERSONAL INFORMATION AND HOW WE LIMIT ITS DISCLOSURE.

INFORMATION SOURCES
We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct
o Your transactions with us, our affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you.
We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and to assist you in other ways.

PROTECTION OF INFORMATION
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

DISCLOSURE OF INFORMATION
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

RIGHT OF REFUSAL
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or "opt out" of such disclosure.

SECURITY
In the coming months, an Internet browser that supports 128-bit encryption will be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
o Account access
o Create a user ID and profile
o User profile
o eDocs Direct, our electronic document delivery service


22 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

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To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com.

EMAILS AND ENCRYPTION
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the HELP section of www.oppenheimerfunds.com for assistance.
o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.
o Encryption is achieved through an electronic scrambling technology that uses a "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
o You can exit the secure area by either closing your browser, or for added security, you can use the LOG OUT OF ACCOUNT AREA button before you close your browser.

OTHER SECURITY MEASURES
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you, for example, when responding to your account questions.

HOW YOU CAN HELP
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.


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This joint notice describes the privacy policies of Oppenheimer funds,
OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, CO 80217-5270, email us by clicking on the CONTACT US section of our website at WWW.OPPENHEIMERFUNDS.COM or call us at 1.800.525.7048.


23 OPPENHEIMER SELECT MANAGERS SALOMON BROTHERS ALL CAP FUND

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RS0525.001.0502 July 30, 2002

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